Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Net Loss per Share
Net Loss Per Share

(13) Net Loss per Share

The Company reported net losses for the three and nine months ended September 30, 2023 and 2022. Reported basic and diluted net loss per share attributable to common stockholders are the same for each period because shares issuable in connection with Contingent Securities have been excluded from the computation of diluted weighted-average shares outstanding. The effect of their inclusion would have been antidilutive.

In accordance with ASC 260-10-45-13, a pre-funded, or penny, warrant is an instrument that requires the holder to pay little or no consideration to receive the shares upon exercise of the warrant. Since the shares underlying the PFWs are issuable for little or no consideration, the Company considered them outstanding in the context of basic earnings per share.

The following table sets forth the computation of basic and diluted loss per share:

	Three months ended		Nine months ended
	September 30,		September 30,
	2023	2022	2023	2022
Basic and diluted loss per share
Net loss	$(5,299,962)	$(4,289,610)	$(14,458,548)	$(12,430,912)
Weighted-average common shares outstanding	3,157,194	648,862	1,708,889	648,862
Net loss per share	$(1.68)	$(6.61)	$(8.46)	$(19.16)

(13) Net Loss Per Share

The Company reported net losses for the years ended December 31, 2022 and 2021, respectively. Basic and diluted net loss per share attributable to common stockholders are the same for both periods because shares issuable in connection with Contingent Securities have been excluded from the computation of diluted weighted-average shares outstanding. The effect of their inclusion would have been antidilutive.

The following table sets forth the computation of basic and diluted loss per share:

	Years Ended December 31,
	2022	2021
Basic and diluted net loss per share
Net loss	$(17,564,968)	$(6,843,399)
Weighted-average common shares outstanding	12,977,234	8,425,880
Net loss per share	$(1.35)	$(0.81)